Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.437%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,243,711.66

Principal:
Principal Collections	$31,693,942.25
Prepayments in Full	$21,801,848.20
Liquidation Proceeds	$489,422.98
Recoveries	$11,160.56
Sub Total	$53,996,373.99
Collections	$58,240,085.65

Purchase Amounts:
Purchase Amounts Related to Principal	$117,910.40
Purchase Amounts Related to Interest	$154.45
Sub Total	$118,064.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$58,358,150.50

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$58,358,150.50
Servicing Fee	$1,153,761.65	$1,153,761.65	$0.00	$0.00	$57,204,388.85
Interest - Class A-1 Notes	$19,104.65	$19,104.65	$0.00	$0.00	$57,185,284.20
Interest - Class A-2a Notes	$145,125.00	$145,125.00	$0.00	$0.00	$57,040,159.20
Interest - Class A-2b Notes	$132,844.45	$132,844.45	$0.00	$0.00	$56,907,314.75
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$56,392,114.75
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$56,239,348.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,239,348.75
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$56,159,197.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,159,197.58
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$56,101,282.58
Third Priority Principal Payment	$30,109,737.42	$30,109,737.42	$0.00	$0.00	$25,991,545.16
Interest - Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$25,920,467.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,920,467.66
Regular Principal Payment	$43,194,416.94	$25,920,467.66	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$58,358,150.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$30,109,737.42
Regular Principal Payment					$25,920,467.66
Total					$56,030,205.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$56,030,205.08	$155.99	$19,104.65	$0.05	$56,049,309.73	$156.04
Class A-2a Notes	$0.00	$0.00	$145,125.00	$0.68	$145,125.00	$0.68
Class A-2b Notes	$0.00	$0.00	$132,844.45	$0.40	$132,844.45	$0.40
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$56,030,205.08	$34.78	$1,174,183.77	$0.73	$57,204,388.85	$35.51

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$65,129,496.69	0.1813182	$9,099,291.61	0.0253321
Class A-2a Notes	$215,000,000.00	1.0000000	$215,000,000.00	1.0000000
Class A-2b Notes	$331,400,000.00	1.0000000	$331,400,000.00	1.0000000
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,316,869,496.69	0.8174541	$1,260,839,291.61	0.7826730

Pool Information
Weighted Average APR	3.644%	3.625%
Weighted Average Remaining Term	51.41	50.59
Number of Receivables Outstanding	65,574	63,867
Pool Balance	$1,384,513,985.23	$1,330,093,823.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,306,683,418.20	$1,255,169,759.27
Pool Factor	0.8293492	0.7967505

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$19,951,407.35
Yield Supplement Overcollateralization Amount	$74,924,063.85
Targeted Overcollateralization Amount	$86,528,480.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,254,531.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		173	$317,038.28
(Recoveries)		4	$11,160.56
Net Losses for Current Collection Period			$305,877.72
Cumulative Net Losses Last Collection Period			$288,905.37
Cumulative Net Losses for all Collection Periods			$594,783.09

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.78%	456	$10,343,071.64
61-90 Days Delinquent	0.06%	34	$742,890.09
91-120 Days Delinquent	0.02%	11	$281,708.99
Over 120 Days Delinquent	0.01%	4	$155,244.98
Total Delinquent Receivables	0.87%	505	$11,522,915.70

Repossession Inventory:
Repossessed in the Current Collection Period		24	$605,852.18
Total Repossessed Inventory		39	$1,003,251.73

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.1052%
Prior Collection Period			0.1237%
Current Collection Period			0.2704%
Three Month Average			0.1664%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0474%
Prior Collection Period			0.0625%
Current Collection Period			0.0767%
Three Month Average			0.0622%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer